Financial Instruments And Fair Value Measurements - Interest Rate Swaps (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Interest Rate Derivatives [Abstract]
Number of interest rate swaps agreements	0	0
Reclassification of losses on previously designated cash flow hedges associated with capitalized interest to Depreciation and amortization	$ 0	$ 0	$ (110)
Gain on interest rate swaps	$ 0	0	403
Cash flow hedge unrealized
Interest Rate Derivatives [Abstract]
Gain on interest rate swaps			$ 2,193